UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08765

Managed High Yield Plus Fund Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1.  Schedule of Investments

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—125.25%
Aerospace/defense—0.27%
BE Aerospace, Inc.
6.875%, due 10/01/20[2]	275,000	281,875
DynCorp International, Inc.
10.375%, due 07/01/17[2]	70,000	66,850
		348,725
Airlines—0.57%
Delta Air Lines, Inc.
12.250%, due 03/15/15[2,3,4]	250,000	264,375
United Air Lines, Inc.
9.875%, due 08/01/13[2,3]	450,000	463,500
		727,875
Auto loans—2.56%
Ford Motor Credit Co. LLC
5.750%, due 02/01/21[2]	725,000	722,905
6.625%, due 08/15/17[2]	400,000	418,758
8.125%, due 01/15/20[2]	250,000	279,414
8.700%, due 10/01/14[2]	500,000	554,019
12.000%, due 05/15/15[2]	1,075,000	1,297,585
		3,272,681
Auto parts & equipment—1.41%
Meritor, Inc.
10.625%, due 03/15/18[2]	275,000	281,188
Pinafore LLC/Pinafore, Inc.
9.000%, due 10/01/18[2,3]	565,000	598,900
The Goodyear Tire & Rubber Co.
10.500%, due 05/15/16[2]	835,000	913,281
		1,793,369
Automakers—1.30%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, due 06/15/19[2,3]	690,000	602,025
Ford Motor Co.
7.450%, due 07/16/31[2]	750,000	822,280
Navistar International Corp.
8.250%, due 11/01/21[2]	225,000	232,875
		1,657,180
Banking—6.13%
Ally Financial, Inc.
6.750%, due 12/01/14[2]	500,000	501,250
8.300%, due 02/12/15[2]	1,225,000	1,286,250
Bank of America Corp., Series K
8.000%, due 01/30/18[2,5,6]	525,000	496,387
BankAmerica Capital II
8.000%, due 12/15/26[2]	550,000	547,250
Citigroup Capital XXI
8.300%, due 12/21/57[2,6]	1,250,000	1,250,000

Number of units
GMAC Capital Trust I
8.125%, due 02/15/40[2,7]	100,000	2,135,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]		Value ($)
Corporate bonds—(continued)
Banking—(concluded)
HBOS Capital Funding LP
6.071%, due 06/30/14[3,5,6]	465,000		313,875
HT1 Funding GmbH
6.352%, due 06/30/17[2,5,6]	EUR	675,000	558,027
Lloyds TSB Bank PLC
6.900%, due 11/22/11[2,5]	850,000		739,500
			7,827,539
Brokerage—0.45%
E*Trade Financial Corp.
12.500%, due 11/30/17[8]	500,000		575,000

Building & construction—0.63%
Standard Pacific Corp.
10.750%, due 09/15/16[2]	375,000		371,250
Toll Brothers Finance Corp.
8.910%, due 10/15/17[2]	365,000		433,946
			805,196
Building materials—1.30%
Cemex Espana Luxembourg
9.250%, due 05/12/20[2,3]	525,000		427,875
Cemex Finance LLC
9.500%, due 12/14/16[2,3]	700,000		617,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, due 12/01/17[2,3]	500,000		481,250
USG Corp.
8.375%, due 10/15/18[2,3]	100,000		87,250
9.750%, due 08/01/14[2,3]	45,000		44,213
			1,658,338
Chemicals—5.44%
Celanese US Holdings LLC
5.875%, due 06/15/21[2]	325,000		325,813
6.625%, due 10/15/18[2]	280,000		296,800
CF Industries, Inc.
6.875%, due 05/01/18[2]	200,000		226,750
7.125%, due 05/01/20[2]	1,280,000		1,465,600
Georgia Gulf Corp.
9.000%, due 01/15/17[2,3]	385,000		392,700
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, due 02/01/18[2]	300,000		280,500
Ineos Group Holdings PLC
8.500%, due 02/15/16[2,3]	400,000		348,000
Kinove German Bondco GmbH
9.625%, due 06/15/18[2,3]	1,075,000		1,032,000
Lyondell Chemical Co.
11.000%, due 05/01/18[2]	1,000,000		1,116,250

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Chemicals—(concluded)
Nova Chemicals Corp.
8.625%, due 11/01/19[2]	1,335,000	1,460,156
		6,944,569
Computer hardware—0.82%
Seagate HDD Cayman
7.750%, due 12/15/18[3]	1,050,000	1,042,125

Consumer products—0.17%
Libbey Glass, Inc.
10.000%, due 02/15/15[2]	203,000	217,210

Consumer/commercial/lease financing—7.84%
CIT Group, Inc.
7.000%, due 05/01/15[2]	700,000	696,500
7.000%, due 05/01/17[2]	4,000,000	3,950,000
ILFC E-Capital Trust I
5.740%, due 12/21/65[2,3,6]	700,000	505,960
International Lease Finance Corp.
7.125%, due 09/01/18[2,3]	800,000	808,000
8.625%, due 09/15/15[2,4]	975,000	994,500
8.750%, due 03/15/17[2,4]	450,000	462,375
SquareTwo Financial Corp.
11.625%, due 04/01/17[2]	2,625,000	2,585,625
		10,002,960
Department stores—0.40%
JC Penney Corp., Inc.
7.125%, due 11/15/23[2]	500,000	511,250

Diversified capital goods—1.44%
Belden, Inc.
9.250%, due 06/15/19[2]	1,000,000	1,060,000
RBS Global, Inc./Rexnord LLC
8.500%, due 05/01/18[2]	265,000	267,650
SPX Corp.
7.625%, due 12/15/14[2]	475,000	511,812
		1,839,462
Electric-generation—4.52%
Calpine Corp.
7.500%, due 02/15/21[2,3]	700,000	707,000
7.875%, due 07/31/20[2,3]	1,175,000	1,204,375
Dynegy Holdings, Inc.
8.375%, due 05/01/16[2]	310,000	204,600
GenOn Energy, Inc.
9.500%, due 10/15/18[2]	250,000	250,000
9.875%, due 10/15/20[2]	750,000	753,750
Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	360,000	338,400
NRG Energy, Inc.
8.500%, due 06/15/19[2]	2,000,000	2,040,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Electric-generation—(concluded)
Texas Competitive Electric Holdings Co. LLC, Series A
10.250%, due 11/01/15[2,4]	710,000	273,350
		5,771,475
Electric-integrated—1.05%
North American Energy
10.875%, due 06/01/16[2,3]	325,000	346,125
The AES Corp.
8.000%, due 06/01/20[2]	950,000	997,500
		1,343,625
Electronics—1.72%
Freescale Semiconductor, Inc.
9.250%, due 04/15/18[2,3]	375,000	394,687
10.125%, due 03/15/18[2,3]	221,000	239,785
Jabil Circuit, Inc.
8.250%, due 03/15/18[2]	280,000	315,700
KEMET Corp.
10.500%, due 05/01/18[2]	175,000	186,375
NXP BV/NXP Funding LLC
9.750%, due 08/01/18[2,3]	300,000	315,750
Sanmina-SCI Corp.
7.000%, due 05/15/19[2,3]	575,000	517,500
8.125%, due 03/01/16[2]	222,000	222,555
		2,192,352
Energy-exploration & production—7.52%
Alta Mesa Holdings/Alta Mesa Finance Services Corp.
9.625%, due 10/15/18[2]	500,000	475,000
ATP Oil & Gas Corp.
11.875%, due 05/01/15[2]	250,000	218,125
Berry Petroleum Co.
6.750%, due 11/01/20[2]	250,000	242,500
Brigham Exploration Co.
6.875%, due 06/01/19[2,3]	90,000	89,325
Chesapeake Energy Corp.
9.500%, due 02/15/15[2]	975,000	1,101,750
Comstock Resources, Inc.
8.375%, due 10/15/17[2]	170,000	175,100
Connacher Oil and Gas Ltd.
8.500%, due 08/01/19[2,3]	415,000	336,150
Denbury Resources, Inc.
8.250%, due 02/15/20[2]	224,000	236,040
9.750%, due 03/01/16[2]	500,000	548,750
Encore Acquisition Co.
9.500%, due 05/01/16[2]	200,000	219,000
Forest Oil Corp.
7.250%, due 06/15/19[2]	640,000	633,600
Hilcorp Energy I LP/Hilcorp Finance Co.
8.000%, due 02/15/20[2,3]	300,000	312,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Energy-exploration & production—(concluded)
Linn Energy LLC/Linn Energy Finance Corp.
6.500%, due 05/15/19[2,3]	125,000	119,375
7.750%, due 02/01/21[2,3]	340,000	346,800
8.625%, due 04/15/20[2]	225,000	240,750
OGX Petroleo e Gas Participacoes SA
8.500%, due 06/01/18[2,3]	1,650,000	1,654,125
Quicksilver Resources, Inc.
7.125%, due 04/01/16[2]	250,000	236,250
11.750%, due 01/01/16[2]	750,000	826,875
Range Resources Corp.
5.750%, due 06/01/21[2]	200,000	201,000
7.250%, due 05/01/18[2]	255,000	270,300
SandRidge Energy, Inc.
7.500%, due 03/15/21[2,3]	200,000	195,000
8.750%, due 01/15/20[2]	300,000	301,500
Swift Energy Co.
8.875%, due 01/15/20[2]	250,000	265,000
Whiting Petroleum Corp.
6.500%, due 10/01/18[2]	350,000	350,000
		9,594,315
Environmental—0.19%
Casella Waste Systems, Inc.
11.000%, due 07/15/14[2]	225,000	241,031

Food & drug retailers—1.08%
Ingles Markets, Inc.
8.875%, due 05/15/17[2]	400,000	416,000
Rite Aid Corp.
8.625%, due 03/01/15[2]	385,000	350,350
10.375%, due 07/15/16[2]	580,000	608,275
		1,374,625
Food-wholesale—2.23%
Michael Foods, Inc.
9.750%, due 07/15/18[2]	450,000	472,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625%, due 04/01/17[2]	500,000	517,500
Smithfield Foods, Inc.
10.000%, due 07/15/14[2]	161,000	181,930
Tyson Foods, Inc.
10.500%, due 03/01/14[2]	500,000	582,500
US Foodservice
8.500%, due 06/30/19[2,3]	300,000	277,500
Viskase Cos., Inc.
9.875%, due 01/15/18[2,3]	800,000	808,000
		2,839,930
Forestry/paper—2.88%
Boise Cascade LLC
7.125%, due 10/15/14[2]	500,000	491,250

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Forestry/paper—(concluded)
Boise Paper Holdings LLC/ Boise Finance Co.
9.000%, due 11/01/17[2]	95,000	100,937
Clearwater Paper Corp.
7.125%, due 11/01/18[2]	195,000	195,975
Domtar Corp.
10.750%, due 06/01/17[2]	225,000	280,125
Georgia-Pacific LLC
8.250%, due 05/01/16[2,3]	610,000	696,625
8.875%, due 05/15/31[2]	825,000	991,530
Longview Fibre Paper & Packaging, Inc.
8.000%, due 06/01/16[2,3]	75,000	74,250
Mercer International, Inc.
9.500%, due 12/01/17[2]	300,000	298,500
PE Paper Escrow GmbH
12.000%, due 08/01/14[2,3]	500,000	540,000
		3,669,192
Gaming—8.99%
Boyd Gaming Corp.
9.125%, due 12/01/18[2,3]	1,100,000	1,025,750
Caesars Entertainment Operating Co., Inc.
5.625%, due 06/01/15[2]	820,000	598,600
10.000%, due 12/15/15[2]	430,000	403,125
10.000%, due 12/15/18	1,400,000	1,099,000
11.250%, due 06/01/17[2]	1,100,000	1,185,250
CityCenter Holdings LLC/CityCenter Finance Corp.
11.500%, due 01/15/17[2,3,8]	375,000	354,490
FireKeepers Development Authority
13.875%, due 05/01/15[2,3]	1,825,000	2,080,500
Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	285,000	280,013
Marina District Finance Co., Inc.
9.500%, due 10/15/15[2]	1,200,000	1,164,000
MGM Resorts International
10.000%, due 11/01/16[2,3]	1,220,000	1,232,200
11.125%, due 11/15/17[2]	250,000	278,750
Shingle Springs Tribal Gaming Authority
9.375%, due 06/15/15[2,3]	985,000	647,637
Yonkers Racing Corp.
11.375%, due 07/15/16[2,3]	1,080,000	1,128,600
		11,477,915
Gas distribution—2.81%
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, due 02/15/18[2]	450,000	465,750
El Paso Corp. MTN
7.750%, due 01/15/32[2]	735,000	822,356
Energy Transfer Partners LP
6.050%, due 06/01/41[2]	355,000	340,647
7.500%, due 07/01/38[2]	275,000	311,457
Inergy LP/Inergy Finance Corp.
7.000%, due 10/01/18[2]	500,000	486,250

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Gas distribution—(concluded)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.750%, due 11/01/20[2]	200,000	205,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, due 03/15/18[2]	950,000	959,500
		3,590,960
Health facilities—1.61%
Capella Healthcare, Inc.
9.250%, due 07/01/17[2,3]	90,000	87,975
Community Health Systems
8.875%, due 07/15/15[2]	495,000	501,806
HCA, Inc.
7.500%, due 02/15/22[2]	620,000	613,800
Radiation Therapy Services, Inc.
9.875%, due 04/15/17[2]	200,000	185,000
Tenet Healthcare Corp.
6.875%, due 11/15/31[2]	450,000	356,625
US Oncology, Inc.
9.125%, due 08/15/17[2,9]	250,000	1,875
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc
8.000%, due 02/01/18[2]	325,000	309,563
		2,056,644
Health services—1.55%
AMGH Merger Sub, Inc.
9.250%, due 11/01/18[2,3]	300,000	303,750
ExamWorks Group, Inc.
9.000%, due 07/15/19[2,3]	625,000	589,062
Prospect Medical Holdings, Inc.
12.750%, due 07/15/14[2]	700,000	764,750
Warner Chilcott Co. LLC/ Warner Chilcott Finance LLC
7.750%, due 09/15/18[2,3]	330,000	324,225
		1,981,787
Hotels—0.39%
Hilton Worldwide, Inc.
4.786%, due 11/15/13[2,3,6]	250,000	240,313
Host Hotels & Resorts LP
9.000%, due 05/15/17[2]	235,000	257,325
		497,638
Household & leisure products—0.46%
ACCO Brands Corp.
10.625%, due 03/15/15[2]	100,000	109,375
Sealy Mattress Co.
10.875%, due 04/15/16[2,3]	436,000	475,240
		584,615

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Investments & miscellaneous financial services—0.16%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
8.000%, due 01/15/18[2]	200,000	202,000

Leisure—1.93%
Diamond Resorts Corp.
12.000%, due 08/15/18[2]	1,600,000	1,552,000
Royal Caribbean Cruises Ltd.
7.500%, due 10/15/27	950,000	909,625
		2,461,625
Life insurance—1.50%
American General Institutional Capital A
7.570%, due 12/01/45[2,3]	1,000,000	990,000
Lincoln National Corp.
7.000%, due 05/17/66[2,6]	1,000,000	930,000
		1,920,000
Machinery—0.80%
Case New Holland, Inc.
7.875%, due 12/01/17[2]	515,000	557,488
The Manitowoc Co., Inc.
8.500%, due 11/01/20[2]	465,000	462,675
		1,020,163
Managed care—0.93%
Multiplan, Inc.
9.875%, due 09/01/18[2,3]	1,175,000	1,192,625

Media-broadcast—1.46%
Clear Channel Communications, Inc.
5.500%, due 09/15/14[2]	300,000	206,250
10.750%, due 08/01/16[2]	725,000	503,875
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, due 04/15/17[2]	250,000	256,250
Salem Communications Corp.
9.625%, due 12/15/16[2]	76,000	77,235
Sinclair Television Group
9.250%, due 11/01/17[2,3]	100,000	106,500
Univision Communications, Inc.
7.875%, due 11/01/20[2,3]	60,000	57,600
8.500%, due 05/15/21[2,3]	400,000	342,000
XM Satellite Radio, Inc.
13.000%, due 08/01/13[2,3]	275,000	308,687
		1,858,397
Media-cable—2.23%
Cablevision Systems Corp.
8.625%, due 09/15/17[2]	690,000	731,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, due 11/15/17[2,3]	100,000	104,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Media-cable—(concluded)
CSC Holdings LLC
8.625%, due 02/15/19[2]	200,000	220,500
DISH DBS Corp.
7.750%, due 05/31/15[2]	665,000	701,575
7.875%, due 09/01/19[2]	500,000	531,250
Virgin Media Finance PLC
9.500%, due 08/15/16[2]	500,000	551,250
		2,839,975
Media-diversified—0.38%
Entravision Communications Corp.
8.750%, due 08/01/17[2]	500,000	487,500

Media-services—0.75%
Nielsen Finance LLC
7.750%, due 10/15/18[2]	50,000	51,625
11.625%, due 02/01/14[2]	81,000	91,733
WMG Acquisition Corp.
9.500%, due 06/15/16[2]	800,000	816,000
		959,358
Medical products—0.51%
Biomet, Inc.
10.000%, due 10/15/17[2]	625,000	654,688

Metals/mining excluding steel—2.77%
Consol Energy, Inc.
8.000%, due 04/01/17[2]	375,000	398,906
Mirabela Nickel Ltd.
8.750%, due 04/15/18[2,3]	995,000	925,350
Murray Energy Corp.
10.250%, due 10/15/15[2,3]	1,165,000	1,147,525
Patriot Coal Corp.
8.250%, due 04/30/18[2]	200,000	188,000
Vedanta Resources PLC
8.250%, due 06/07/21[2,3]	400,000	382,000
9.500%, due 07/18/18[2,3]	475,000	486,875
		3,528,656
Multi-line insurance—1.81%
American International Group, Inc.
6.250%, due 03/15/37[2]	375,000	301,875
8.175%, due 05/15/58[2,6]	345,000	342,516
Glen Meadow Pass Through Trust
6.505%, due 02/12/67[2,3,6]	375,000	295,312
Hartford Financial Services Group
8.125%, due 06/15/38[2,6]	850,000	858,500
ING Capital Funding Trust III
3.846%, due 09/30/11[2,5,6]	600,000	516,261
		2,314,464

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

	Face
Security description	amount [1]	Value ($)
Corporate bonds—(continued)
Oil field equipment & services—3.51%
Aquilex Holdings/Aquilex Finance Corp.
11.125%, due 12/15/16[2]	100,000	58,000
CHC Helicopter SA
9.250%, due 10/15/20[2,3]	650,000	539,500
Cie Generale de Geophysique-Veritas
7.750%, due 05/15/17[2]	225,000	226,125
Expro Finance Luxembourg
8.500%, due 12/15/16[2,3]	1,465,000	1,399,075
Helix Energy Solutions Group, Inc.
9.500%, due 01/15/16[2,3]	730,000	744,600
Key Energy Services, Inc.
6.750%, due 03/01/21[2]	300,000	294,000
McJunkin Red Man Corp.
9.500%, due 12/15/16[2]	860,000	864,300
Trinidad Drilling Ltd.
7.875%, due 01/15/19[2,3]	350,000	357,000
		4,482,600
Oil refining & marketing—0.43%
Tesoro Corp.
9.750%, due 06/01/19[2]	500,000	545,000

Packaging—3.29%
Ardagh Packaging Finance PLC
7.375%, due 10/15/17[2,3]	275,000	270,875
Berry Plastics Corp.
8.250%, due 11/15/15[2]	225,000	231,750
9.500%, due 05/15/18[2]	1,050,000	966,000
Graphic Packaging International, Inc.
7.875%, due 10/01/18[2]	185,000	194,250
9.500%, due 06/15/17[2]	305,000	331,687
Owens-Brockway Glass Container, Inc.
7.375%, due 05/15/16[2]	485,000	506,825
Reynolds Group Issuer, Inc.
7.875%, due 08/15/19[2,3]	225,000	222,750
9.875%, due 08/15/19[2,3]	750,000	705,000
Solo Cup/Solo Cup Operating Corp.
10.500%, due 11/01/13[2]	750,000	765,000
		4,194,137
Personal & casualty—0.91%
Liberty Mutual Group, Inc.
10.750%, due 06/15/58[2,3,6]	520,000	639,600
XL Group PLC, Series E
6.500%, due 04/15/17[2,5,6]	590,000	520,675
		1,160,275
Pharmaceuticals—0.77%
ConvaTec Healthcare E SA
10.500%, due 12/15/18[2,3]	700,000	637,000

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Pharmaceuticals—(concluded)
Mylan, Inc.
7.625%, due 07/15/17[2,3]	320,000	341,600
		978,600
Printing & publishing—1.22%
Cengage Learning Acquisitions, Inc.
10.500%, due 01/15/15[2,3,4]	450,000	346,500
Gannett Co., Inc.
9.375%, due 11/15/17[2]	300,000	322,500
Harland Clarke Holdings
9.500%, due 05/15/15[2]	500,000	407,500
The McClatchy Co.
11.500%, due 02/15/17[2]	500,000	482,500
		1,559,000
Real estate development & management—1.06%
CB Richard Ellis Services, Inc.
11.625%, due 06/15/17[2]	400,000	454,000
Realogy Corp.
10.500%, due 04/15/14[2]	1,025,000	902,000
		1,356,000
Real estate investment trusts—1.55%
Developers Diversified Realty Corp.
9.625%, due 03/15/16[2]	600,000	713,720
DuPont Fabros Technology LP
8.500%, due 12/15/17[2]	1,200,000	1,266,000
		1,979,720
Restaurants—0.49%
Landry’s Restaurants, Inc.
11.625%, due 12/01/15[2]	600,000	631,500

Software/services—3.66%
Ceridian Corp.
11.250%, due 11/15/15[2,4]	885,000	825,262
Eagle Parent, Inc.
8.625%, due 05/01/19[2,3]	75,000	69,000
First Data Corp.
9.875%, due 09/24/15[2]	525,000	477,938
11.250%, due 03/31/16[2]	700,000	588,000
MedAssets, Inc.
8.000%, due 11/15/18[2,3]	600,000	579,000
Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	1,700,000	1,734,000
Unisys Corp.
12.750%, due 10/15/14[2,3]	359,000	402,080
		4,675,280
Specialty retail—4.39%
Burlington Coat Factory
10.000%, due 02/15/19[2,3]	925,000	862,562

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

Security description	Face amount [1]		Value ($)
Corporate bonds—(continued)
Specialty retail—(concluded)
Claire’s Stores, Inc.
9.625%, due 06/01/15[2,8]	161,125		138,165
Edcon Proprietary Ltd.
4.721%, due 06/15/14[6,10]	EUR	500,000	549,462
Limited Brands, Inc.
7.600%, due 07/15/37[2]	450,000		432,000
Petco Animal Supplies, Inc.
9.250%, due 12/01/18[2,3]	550,000		569,250
QVC, Inc.
7.500%, due 10/01/19[2,3]	875,000		942,812
Susser Holdings/Susser Finance Corp.
8.500%, due 05/15/16[2]	100,000		104,500
Toys R Us Property Co. II LLC
8.500%, due 12/01/17[2]	1,285,000		1,310,700
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, due 02/15/16[2,3,8]	760,000		691,600
			5,601,051
Steel producers/products—2.89%
AK Steel Corp.
7.625%, due 05/15/20[2]	320,000		294,400
APERAM
7.750%, due 04/01/18[2,3]	225,000		208,125
Evraz Group SA
9.500%, due 04/24/18[2,3]	425,000		471,325
JMC Steel Group
8.250%, due 03/15/18[2,3]	200,000		195,500
Ryerson, Inc.
12.000%, due 11/01/15[2,4]	2,150,000		2,206,437
Severstal Columbus LLC
10.250%, due 02/15/18[2]	300,000		310,500
			3,686,287
Support-services—4.42%
Aramark Corp.
8.500%, due 02/01/15[2]	1,100,000		1,135,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.750%, due 05/15/16[2,4]	250,000		247,812
9.625%, due 03/15/18[2]	250,000		255,625
FTI Consulting, Inc.
6.750%, due 10/01/20[2]	175,000		172,594
Hertz Corp.
7.375%, due 01/15/21[2,3]	500,000		477,500
Interactive Data Corp.
10.250%, due 08/01/18[2]	45,000		48,600
Iron Mountain, Inc.
8.000%, due 06/15/20[2]	150,000		153,375
8.375%, due 08/15/21[2]	525,000		543,375
Reliance Intermediate Holdings LP
9.500%, due 12/15/19[2,3]	700,000		743,750

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(continued)
Support-services—(concluded)
The Geo Group, Inc.
7.750%, due 10/15/17[2]	500,000	525,000
United Rentals North America, Inc.
10.875%, due 06/15/16[2]	225,000	246,375
West Corp.
7.875%, due 01/15/19[2]	550,000	525,250
11.000%, due 10/15/16[2]	550,000	562,375
		5,637,381
Telecom-integrated/services—5.70%
Cincinnati Bell, Inc.
7.000%, due 02/15/15[2]	350,000	346,500
EH Holding Corp.
6.500%, due 06/15/19[2,3]	75,000	75,000
7.625%, due 06/15/21[2,3]	75,000	74,625
Equinix, Inc.
7.000%, due 07/15/21[2]	100,000	101,500
8.125%, due 03/01/18[2]	710,000	752,600
Frontier Communications Corp.
7.875%, due 04/15/15[2]	350,000	369,250
8.250%, due 04/15/17[2]	495,000	514,800
8.500%, due 04/15/20[2]	120,000	125,700
9.000%, due 08/15/31[2]	570,000	542,640
Intelsat Jackson Holdings Ltd.
11.250%, due 06/15/16[2]	1,425,000	1,489,125
Intelsat Luxembourg Ltd.
11.250%, due 02/04/17[2]	700,000	679,000
Level 3 Financing, Inc.
9.250%, due 11/01/14[2]	720,000	729,000
10.000%, due 02/01/18[2]	150,000	151,125
PAETEC Escrow Corp.
9.875%, due 12/01/18[2]	750,000	798,750
Windstream Corp.
8.125%, due 09/01/18[2]	500,000	518,750
		7,268,365
Telecom-wireless—4.89%
Clearwire Communications LLC/Finance
12.000%, due 12/01/15[2,3]	1,260,000	1,187,775
Cricket Communications, Inc.
7.750%, due 05/15/16[2]	400,000	405,000
10.000%, due 07/15/15[2]	205,000	211,919
Nextel Communications, Series D
7.375%, due 08/01/15[2]	675,000	664,031
Sprint Capital Corp.
6.875%, due 11/15/28[2]	175,000	156,625
8.750%, due 03/15/32[2]	705,000	722,625
Sprint Nextel Corp.
8.375%, due 08/15/17[2]	800,000	838,000
VimpelCom Holdings BV
6.255%, due 03/01/17[2,3]	260,000	247,000
7.504%, due 03/01/22[2,3]	260,000	247,910

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

Security description	Face amount [1]	Value ($)
Corporate bonds—(concluded)
Telecom-wireless—(concluded)
Wind Acquisition Finance SA
11.750%, due 07/15/17[2,3]	1,500,000	1,556,250
		6,237,135
Telecommunications equipment—0.51%
CDW LLC/CDW Finance Corp.
12.535%, due 10/12/17[2]	650,000	650,000

Theaters & entertainment—0.99%
AMC Entertainment, Inc.
8.750%, due 06/01/19[2]	600,000	604,500
Production Resource Group, Inc.
8.875%, due 05/01/19[2,3]	125,000	119,688
Regal Entertainment Group
9.125%, due 08/15/18[2]	535,000	540,350
		1,264,538
Transportation excluding air/rail—1.61%
CMA CGM SA
8.500%, due 04/15/17[2,3]	850,000	386,750
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, due 01/15/17[2]	500,000	488,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.
8.625%, due 11/01/17	960,000	800,400
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc.
8.875%, due 11/01/17	415,000	383,875
		2,059,775
Total corporate bonds (cost—$161,290,204)		159,845,678

Commercial mortgage-backed security—0.24%
CWCapital COBALT, Series 2007-C3, Class AJ
6.011%, due 05/15/46[2,6] (cost—$458,237)	525,000	300,797

	Number of shares
Common stocks*—0.03%
Energy-exploration & production—0.00%
Orion Refining Corp.[11,12]	1,253	0

Investments & miscellaneous financial services—0.00%
NCI Holdings, Inc.[11,12]	5,456	0

Media-cable—0.01%
Knology, Inc.[2]	693	9,446

Restaurants—0.00%
American Restaurant Group, Inc.[11,12]	129	0

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

Security description	Number of shares/units	Value ($)
Common stocks—(concluded)
Restaurants—(concluded)
Buffets Restaurants Holdings, Inc.[11,12]	8,602	0
		0
Telecom-wireless—0.02%
American Tower Corp., Class A2	636	34,255
Total common stocks (cost—$7,255,416)		43,701

Other equity security*—0.00%
Media-cable—0.00%
Adelphia Contingent Value Vehicle[11,12,13] (cost—$0)	2,000,000	0

Number of warrants
Warrants*—0.00%
Restaurants—0.00%
Buffets Restaurant Holdings, Inc., strike @ $22.71, expires 04/28/14[11,12] (cost—$0)	3,800	0

	Face amount [1]
Repurchase agreement—4.32%
Repurchase agreement dated 08/31/11 with State Street Bank & Trust Co., 0.000% due 09/01/11, collateralized by $5,521,798 US Treasury Notes, 1.375% due 11/15/12; (value—$5,625,331); proceeds: $5,515,000 (cost—$5,515,000)	5,515,000	5,515,000
Total investments (cost—$174,518,857)[14]—129.84%		165,705,176
Liabilities in excess of other assets—(29.84)%		(38,078,076)
Net assets—100.00%		127,627,100

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,586,370
Gross unrealized depreciation	(13,400,051)
Net unrealized depreciation	$(8,813,681)

*	Non-income producing security.
1	In US Dollars unless otherwise indicated.
2	Entire or partial amount pledged as collateral for bank loan.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 37.88% of net assets as of August 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Step bond that converts to the noted fixed rate at a designated future date.
5	Perpetual bond security. The maturity date reflects next call date.

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

6	Variable or floating rate security. The interest rate shown is the current rate as of August 31, 2011 and changes periodically.
7	Represents a preferred security which trades as a bond. Coupon is variable and may periodically change. Security pays income on a quarterly basis.
8	Payment-in-kind security for which part of the income earned may be paid as additional principal.
9	Security called in full on February 16, 2011. Position represents remaining escrow balance expected to be received upon finalization of call premium.
10

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933.  Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. As of August 31, 2011, the value of this security amounted to 0.43% of net assets.

11	Illiquid securities representing 0.00% of net assets as of August 31, 2011.
12	Security is being fair valued by a valuation committee under the direction of the board of directors.
13

Represents contingent value vehicle (“CVV”) obligations. The CVV obligations represent units in a trust that was formed pursuant to a Plan of Reorganization of Adelphia Communications Corporation to hold certain litigation claims against Adelphia’s third party lenders, accountants, and other parties.

14

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use official market closing prices, use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market close, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the New York Stock Exchange (“NYSE”), which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian. Foreign currency exchange rates are generally determined as of the close of the NYSE.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)[15]	Total ($)
Corporate bonds	2,135,000	157,710,678	—	159,845,678
Commercial mortgage-backed security	—	300,797	—	300,797
Common stocks	43,701	—	0	43,701
Other equity security	—	—	0	0
Warrants	—	—	0	0
Repurchase agreement	—	5,515,000	—	5,515,000
Forward foreign currency contract	—	10,365	—	10,365
Total	2,178,701	163,536,840	0	165,715,541

At August 31, 2011, there were no transfers between Level 1 and Level 2.

15	Securities categorized as Level 3 have values of $0.

Managed High Yield Plus Fund Inc.

Schedule of investments – August 31, 2011 (unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three months ended August 31, 2011:

	Common stocks ($)	Other equity security ($)	Warrants ($)	Total ($)
Beginning balance	0	0	0	0
Purchases	—	—	—	—
Sales	—	—	—	—
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	0	0	0	0

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at August 31, 2011 was $0.

Forward foreign currency contract

	Contracts to		In			Unrealized
Counterparty	deliver		exchange for		Maturity date	apprecation ($)
JPMorgan Chase Bank	EUR	1,225,000	USD	1,769,636	09/22/11	10,365

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	85.7
Luxembourg	4.2
Canada	1.7
United Kingdom	1.5
Brazil	1.0
Germany	1.0
Marshall Islands	0.7
Cayman Islands	0.6
Australia	0.6
Liberia	0.5
Netherlands	0.5
Ireland	0.5
France	0.4
South Africa	0.3
Austria	0.3
Spain	0.3
Jersey	0.2
Total	100.0

Portfolio acronyms

GMAC	General Motors Acceptance Corporation
MTN	Medium Term Note

Currency abbreviations

EUR	Euro
USD	United States Dollar

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2011.

Item 2.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 31, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 31, 2011